SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of major customers [abstract]
Disclosure of detailed information about operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2021	2020	2019
Customer A	$2,787,027	$5,505,214	$11,043,962
Customer B	$252,804	$485,674	$2,660,840
Customer C	$932,248	$2,710,540	$1,957,400
Customer D	$1,314,843	$1,280,155	$308,443